Interest Rate Swaps (Detail) (Interest Rate Swap, USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Derivative [Line Items]
Notional Amount	$ 900	$ 600
Interest rate paid	1.52%	1.15%
Derivative Instrument 1
Derivative [Line Items]
Maturity	2017-02	2017-02
Notional Amount	400	400
Interest rate paid	0.69%	0.69%
Interest rate received (LIBOR)	1 month	1 month
Derivative Instrument 2
Derivative [Line Items]
Inception	2013-06	2013-06
Maturity	2019-06	2019-06
Notional Amount	100	100
Interest rate paid	1.86%	1.86%
Interest rate received (LIBOR)	3 months	3 months
Derivative Instrument 3
Derivative [Line Items]
Inception	2013-09	2013-09
Maturity	2019-06	2019-06
Notional Amount	100	100
Interest rate paid	2.26%	2.26%
Interest rate received (LIBOR)	3 months	3 months
Derivative Instrument 4
Derivative [Line Items]
Inception	2014-02
Maturity	2020-03
Notional Amount	$ 300
Interest rate paid	2.27%
Interest rate received (LIBOR)	3 months
Minimum | Derivative Instrument 1
Derivative [Line Items]
Inception	2012-08	2012-08
Maximum | Derivative Instrument 1
Derivative [Line Items]
Inception	2012-09	2012-09